COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	$ 1,239	$ 1,081	$ 2,390	$ 2,166
Depreciation expense	476	500	936	1,007
Royalty expense	127	117	247	233
Community relations	8	6	16	10
Cost of sales	1,850	1,704	3,589	3,416
Inventory write-down	31	0	31	14
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	1,163	1,016	2,231	2,036
Depreciation expense	438	448	857	902
Royalty expense	95	92	183	185
Community relations	7	5	14	9
Cost of sales	1,703	1,561	3,285	3,132
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	76	65	159	130
Depreciation expense	34	46	72	94
Royalty expense	32	25	64	48
Community relations	1	1	2	1
Cost of sales	143	137	297	273
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	0	0	0	0
Depreciation expense	4	6	7	11
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 4	$ 6	$ 7	$ 11